Note 3 - Debt Securities	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(3)	Debt Securities

Debt securities have been classified in the consolidated balance sheet according to management’s intent. Debt securities at  December 31, 2022 consist of the following:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,353	—	856	6,497
U.S. Government-sponsored enterprises (GSEs)	177,261	—	32,049	145,212
Mortgage-backed securities	518,727	1	74,290	444,438
Asset-backed securities	47,538	—	2,288	45,250
Corporate bonds	2,500	—	97	2,403
Obligations of states and political subdivisions	218,936	—	39,924	179,012
	$972,315	1	149,504	822,812

The Company’s classification of securities at  December 31, 2021 was as follows:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,320	—	99	7,221
U.S. Government-sponsored enterprises (GSEs)	163,700	20	4,490	159,230
Mortgage-backed securities	465,588	2,726	6,537	461,777
Asset-backed securities	46,583	213	83	46,713
Corporate bonds	2,500	75	—	2,575
Obligations of states and political subdivisions	220,444	2,611	2,986	220,069
	$906,135	5,645	14,195	897,585

As of December 31, 2022, there was no allowance for credit losses on available-for-sale securities.

Included in mortgage-backed securities are collateralized mortgage obligations totaling $148,460,000 (fair value of $126,190,000) and $130,594,000 (fair value of $128,281,000) at  December 31, 2022 and 2021, respectively.

The amortized cost and estimated market value of debt securities at December 31, 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Fair Value
Due in one year or less	$5,078	4,930
Due after one year through five years	79,925	71,315
Due after five years through ten years	270,747	226,085
Due after ten years	616,565	520,482
	$972,315	822,812

Results from sales of debt securities are as follows:

	In Thousands
	2022	2021	2020
Gross proceeds	$42,728	39,652	54,870
Gross realized gains	$—	137	901
Gross realized losses	(1,620)	(109)	(19)
Net realized gains (losses)	$(1,620)	28	882

Securities carried on the balance sheet of approximately $477,051,000 (approximate market value of $405,043,000) and $368,718,000 (approximate market value of $364,893,000) were pledged to secure public deposits and for other purposes as required or permitted by law at  December 31, 2022 and 2021, respectively.

At December 31, 2022, there were no holdings of securities of any one issuer, other than U.S. Government and its agencies, in an amount greater than 10% of stockholders' equity.

Included in the securities above are $111,505,000 (approximate market value of $90,008,000) and $111,103,000 (approximate market value of $110,384,000) at December 31, 2022 and 2021, respectively, in obligations of political subdivisions located within the states of Tennessee, Alabama, and Texas.

The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at  December 31, 2022 and 2021.

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2022	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$—	$—	—	$6,497	$856	3	$6,497	$856
U.S. Government-sponsored enterprises (GSEs)	9,747	872	4	135,465	31,177	54	145,212	32,049
Mortgage-backed securities	148,441	14,601	113	295,431	59,689	136	443,872	74,290
Asset-backed securities	35,276	1,607	21	9,974	681	11	45,250	2,288
Corporate bonds	2,403	97	1	—	—	—	2,403	97
Obligations of states and political subdivisions	58,567	6,056	76	120,445	33,868	128	179,012	39,924
	$254,434	$23,233	215	$567,812	$126,271	332	$822,246	$149,504

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2021	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$7,221	$99	3	$—	$—	—	$7,221	$99
U.S. Government-sponsored enterprises (GSEs)	110,981	2,466	33	45,725	2,024	19	156,706	4,490
Mortgage-backed securities	317,211	4,644	96	54,692	1,893	33	371,903	6,537
Asset-backed securities	17,945	67	9	484	16	1	18,429	83
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	83,510	1,460	74	36,225	1,526	32	119,735	2,986
	$536,868	$8,736	215	$137,126	$5,459	85	$673,994	$14,195

The applicable date for determining when securities are in an unrealized loss position is December 31, 2022 and 2021.  As such, it is possible that a security had a market value less than its amortized cost on other days during the twelve-month periods ended December 31, 2022 and 2021, but is not in the "Investments with an Unrealized Loss of less than 12 months" category above.

As shown in the tables above, at December 31, 2022 and 2021, the Company had unrealized losses of $149.5 million and $14.2 million on $822.2 million and $674.0 million, respectively, of securities. As described in note 1. Summary of Significant Accounting Policies, for any securities classified as available-for-sale that are in an unrealized loss position at the balance sheet date, the Company assesses whether or not it intends to sell the security, or more-likely-than-not will be required to sell the security, before recovery of its amortized cost basis which would require a write-down to fair value through net income. Because the Company currently does not intend to sell those securities that have an unrealized loss at December 31, 2022, and it is likely that the Company will not be required to sell the securities before recovery of their amortized cost bases, which may be maturity, the Company has determined that no write-down is necessary. In addition, the Company evaluates whether any portion of the decline in fair value is the result of credit deterioration, which would require the recognition of an allowance for credit losses. Such evaluations consider the extent to which the amortized cost of the security exceeds its fair value, changes in credit ratings and any other known adverse conditions related to the specific security. The unrealized losses associated with securities at December 31, 2022 are driven by changes in interest rates and not due to the credit quality of the securities, and accordingly, no allowance for credit losses is considered necessary related to available-for-sale securities at December 31, 2022. These securities will continue to be monitored as a part of the Company's ongoing evaluation of credit quality.

Mortgage-Backed Securities

At December 31, 2022, approximately 98% of the mortgage-backed securities held by the Company were issued by U.S. government-sponsored entities and agencies. Because the decline in fair value is attributable to interest rates and illiquidity, and not credit quality, and because the Company does not have the intent to sell these mortgage-backed securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired (OTTI) at December 31, 2022.

The Company's mortgage-backed securities portfolio includes non-agency collateralized mortgage obligations with a fair value of $11.0 million which had unrealized losses of approximately $1.8 million at December 31, 2022. These non-agency mortgage-backed securities were rated AAA at purchase. The Company monitors to ensure it has adequate credit support and as of December 31, 2022, the Company believes there is no OTTI and does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery. The issuers continue to make timely principal and interest payments on the bonds.

Obligations of States and Political Subdivisions

Unrealized losses on municipal bonds have not been recognized into income because the issuers bonds are of high credit quality (rated A or higher), management does not intend to sell the securities and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The issuers continue to make timely principal and interest payments on the bonds. The fair value is expected to recover as the bonds approach maturity.